Segment Information - Product Category Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue from External Customer [Line Items]
Net sales	$ 1,417,536	$ 1,337,991	$ 1,280,986
Consumables and related revenues
Revenue from External Customer [Line Items]
Net sales	1,242,715	1,166,131	1,114,580
Instrumentation
Revenue from External Customer [Line Items]
Net sales	$ 174,821	$ 171,860	$ 166,406